Summary Of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	58,463	68,027	9,863
Leasehold improvements	555,941	506,501	73,436
Furniture, fixtures and equipment	177,621	159,042	23,059
Total	792,025	733,570	106,358
Less: Accumulated depreciation	(328,367)	(446,678)	(64,762)
Construction in progress	8,713	28,088	4,072
Total.	472,371	314,980	45,668